Long-Term Debt - Covenants (Details) - USD ($) $ in Thousands				6 Months Ended
	Feb. 04, 2016	Aug. 04, 2015	Apr. 22, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Long-Term Debt [Line Items]
Debt Instrument Covenant Description

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $100,020 at June 30, 2015 and $79,563 at December 31, 2014, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,250 and two other loan agreements a monthly pro rata transfer to a retention account of any principal due but unpaid.

Debt Instrument Covenant Compliance

As at June 30, 2015 and December 31, 2014, the Company and its wholly and majority owned subsidiaries were compliant with the financial covenants in its loan agreements, including the leverage ratio and the value-to-loan requirements and all other terms and covenants, except in the case of the value-to-loan requirements in one of its loan agreements with an outstanding balance of $30,400 as of June 30, 2015 ($31,700 as of December 31, 2014). The value-to-loan ratio will be satisfied with the repayment of the next two scheduled semi-annual installments, amounting to $1,300 each, on August 4, 2015 and February 4, 2016 respectively and therefore, no additional amount has been reclassified in the current liabilities at June 30, 2015.

Cash and cash equivalents				$ 278,927	$ 202,107	$ 229,727	$ 162,237
Outstanding balance				1,404,425	1,418,336
Working capital surplus/(deficit)				25,901	(49,817)
Minimum liquidity requirement
Long-Term Debt [Line Items]
Cash and cash equivalents				100,020	79,563
Three loan agreements
Long-Term Debt [Line Items]
Held in deposit account				3,250
Term loan not in compliance with value-to-loan ratio
Long-Term Debt [Line Items]
Outstanding balance				30,400	$ 31,700
Debt periodic payment amount	$ 1,300	$ 1,300
Two Loan Facilities
Long-Term Debt [Line Items]
Debt repayment payable amount				119,075
LNG Carrier Maria Energy
Long-Term Debt [Line Items]
Outstanding balance				52,195
Delphi and Triathlon
Long-Term Debt [Line Items]
Debt repayment payable amount				$ 23,194
Series D Cumulative Perpetual Preferred Shares
Long-Term Debt [Line Items]
Net proceeds from issuance of preferred shares			$ 81,798
Preferred stock dividend rate percentage				8.75%